COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2018
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases related to offices, servers and bandwidth with initial terms of one-year or longer consisted of the following at September 30, 2018:

US$
Years ending September 30, 2019	10,924
2020	7,709
2021	5,031
2022	3,936
2023 and thereafter	26,488

54,088

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended September 30, 2016, 2017 and 2018, total rental expenses for all operating leases amounted to US$6,857, US$6,607 and US$10,608, respectively.

Legal contingencies

The group is a party in potential claims arising in the ordinary course of business. The Group does not believe that the resolution of these matters will have a material effect on its financial position or results of operations.

Assets pledged as security for bank borrowings

As disclosed in Note 15, on December 18, 2017 and January 5, 2018, the Company entered into two loan agreements with Hang Seng Bank for a total of US$35,300 term loan facility. The Company further extended the existing loan with BEA on June 22, 2018 for an amount of US$15,081 term loan facility. The total facility was secured by term deposits of RMB355.3 million (US$51,736) provided by Champion Technology, which was recorded as “restricted cash” on the consolidated balance sheet as of September 30, 2018.